Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail) NOK in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2017 NOK
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ 653
Cross Currency Interest Rate Contract
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	(186,764)
Cross Currency Interest Rate Contract | NIBOR | 5.75%
Derivative [Line Items]
Notional Amount	$ 70,946	NOK 420,000
Receivable Margin	5.75%	5.75%
Fixed Interest Rate	8.84%	8.84%
Fair Value / Carrying Amount of Asset / (Liability)	$ (23,136)
Remaining Term (years)	1 year 4 months 24 days
Cross Currency Interest Rate Contract | NIBOR | 5.75%
Derivative [Line Items]
Notional Amount	$ 143,536	NOK 800,000
Receivable Margin	5.75%	5.75%
Fixed Interest Rate	7.58%	7.58%
Fair Value / Carrying Amount of Asset / (Liability)	$ (52,004)
Remaining Term (years)	1 year 6 months
Cross Currency Interest Rate Contract | NIBOR | 4.35%
Derivative [Line Items]
Notional Amount	$ 150,000	NOK 900,000
Receivable Margin	4.35%	4.35%
Fixed Interest Rate	6.43%	6.43%
Fair Value / Carrying Amount of Asset / (Liability)	$ (45,161)
Remaining Term (years)	1 year 2 months 12 days
Cross Currency Interest Rate Contract | NIBOR | 3.70%
Derivative [Line Items]
Notional Amount	$ 134,000	NOK 1,000,000
Receivable Margin	3.70%	3.70%
Fixed Interest Rate	5.92%	5.92%
Fair Value / Carrying Amount of Asset / (Liability)	$ (16,572)
Remaining Term (years)	2 years 10 months 24 days
Cross Currency Interest Rate Contract | NIBOR | 4.25%
Derivative [Line Items]
Notional Amount	$ 162,200	NOK 1,000,000
Receivable Margin	4.25%	4.25%
Fixed Interest Rate	7.45%	7.45%
Fair Value / Carrying Amount of Asset / (Liability)	$ (49,720)
Remaining Term (years)	1 year 7 months 6 days
Cross Currency Interest Rate Contract | NIBOR | 6.00%
Derivative [Line Items]
Notional Amount	$ 146,500	NOK 1,200,000
Receivable Margin	6.00%	6.00%
Fixed Interest Rate	7.70%	7.70%
Fair Value / Carrying Amount of Asset / (Liability)	$ (171)
Remaining Term (years)	4 years 3 months 18 days
Foreign Currency Contracts | NIBOR | 5.75%
Derivative [Line Items]
Notional Amount	$ 1,200	NOK 7,200
Percent premium	3.00%	3.00%
Foreign Currency Contracts | NIBOR | 5.75%
Derivative [Line Items]
Notional Amount	$ 3,400	NOK 19,200
Percent premium	3.00%	3.00%